Share capital (FY)	3 Months Ended	12 Months Ended
	Oct. 31, 2024	Jul. 31, 2024
Share capital [Abstract]
Share capital
8.	Share capital

(a)	Authorized

The Company is authorized to issue an unlimited number of SVS without par value and an unlimited number of MVS without par value. Each MVS can be converted into SVS at a rate of one MVS to 10 SVS and carries 10 voting rights per MVS.

(b)	Shares issued

Shares issued during the three months ended October 31, 2024

On September 5, 2024, the Company issued 104,379 shares with a fair value of $47,904 in settlement of accounts payable in the amount of $39,527 and recognized a loss on the settlement of $8,377.

In October 2024, the Company issued 146,786 shares with a fair value of $49,500 for the conversion of the mandatory convertible debentures (Note 7).

On October 29, 2024, the Company issued 600,000 shares for the exercise of 600,000 share purchase warrants, at an exercise price of CAD$0.20 per share for gross proceeds of $86,237. The fair value of the warrants was $303,492.

Shares issued during the three months ended October 31, 2023

On August 4, 2023, the Company issued 600,000 shares for the exercise of 600,000 share purchase warrants, at an exercise price of CAD$0.20 per share.

On August 22, 2023, the Company issued 416,667 shares for the exercise of 416,667 share purchase warrants, at an exercise price of CAD$0.20 per share.

On September 22, 2023, the Company issued 166,666 shares for the exercise of 166,666 share purchase warrants, at an exercise price of CAD$0.20 per share.

(c)	Share purchase warrants

The continuity of share purchase warrants is as follows:

	Number of warrants	Weighted Average Exercise price	Remaining life (Years)
Balance, July 31, 2023	9,872,351	CAD$0.90	1.85
Exercised	(1,183,333)	CAD$0.20	-
Balance, July 31, 2024	8,689,018	CAD$1.00	0.67
Exercised	(600,000)	CAD$0.20	-
Balance, October 31, 2024	8,089,018	CAD$1.06	0.31

As at October 31, 2024, the following share purchase warrants were outstanding:

Number of warrants outstanding	Exercise price	Expiry date
6,787,351	CAD$1.20	November 4, 2024
85,000	CAD$2.00	June 30, 2025
1,216,667	CAD$0.20	September 29, 2026
8,089,018

7,381,668 of the warrants outstanding are liability classified (Note 7).

The Company has 73,393 warrants with an exercise price of CAD$1.03 to be issued as of October 31, 2024.

(d)	Options

The continuity of the Company’s stock options is as follows:

	Number of options	Weighted average exercise price
Outstanding, October 31, 2024 and July 31, 2024	4,105,000	CAD$0.85
Exercisable, July 31, 2024	2,190,250	CAD$0.85
Exercisable, October 31, 2024	2,402,750	CAD$0.84

As at October 31, 2024, the weighted average remaining contractual life of outstanding options is 6.83 years (July 31, 2024 – 7.09 years).

As at October 31, 2024, the following stock options were outstanding and exercisable:

Number of options outstanding	Exercise price	Expiry date	Number of options exercisable
175,000	CAD$0.80	January 17, 2028	131,250
550,000	CAD$1.11	May 15, 2028	245,000
50,000	CAD$1.18	June 26, 2028	25,000
1,500,000	CAD$0.80	January 17, 2032	825,000
360,000	CAD$0.80	March 1, 2032	198,000
60,000	CAD$0.80	March 14, 2032	33,000
60,000	CAD$0.80	April 13, 2032	33,000
500,000	CAD$0.80	October 12, 2032	275,000
850,000	CAD$0.80	February 6, 2033	637,500
4,105,000			2,402,750

No stock options were issued during the three months ended October 31, 2024 and 2023.

Share-based compensation – Options

Share-based payments relating to the vesting of options for the three months ended October 31, 2024 was $80,893 (2023 - $233,648) and is recorded as salaries and wages on the consolidated statement of operations.

(e)	Restricted stock units (“RSUs”)

The continuity of the Company’s RSU’s is as follows:

Number of RSU’s
Outstanding, July 31, 2023	6,780,000
Granted	1,163,572
Outstanding, July 31, 2024	7,943,572
Forfeited	(111,534)
Outstanding, October 31, 2024	7,832,038

No RSUs were granted during the three months ended October 31, 2024 and 2023.

As at October 31, 2024, the Company had 7,832,038 (July 31, 2024 – 7,943,572) restricted stock units (“RSUs”) outstanding, of which 3,736,000 (July 31, 2024 – 1,700,000) had vested. All vested RSU’s are to be settled by December 31st of the calendar year in which the RSUs vest.

As at October 31, 2024, the following RSUs were outstanding and vested:

Number of RSUs outstanding	Grant date	Number of RSUs Vested
60,000	November 30, 2021	40,000
2,500,000	December 24, 2021	1,375,000
66,000	March 1, 2022	66,000
4,100,000	March 14, 2022	2,255,000
1,106,038	July 30, 2024	-
7,832,038		3,736,000

Stock-based compensation – RSU’s

Share-based payments relating to the vesting of RSUs for the three months ended October 31, 2024 was $126,343 (2023 - $179,544) and is recorded as salaries and wages on the consolidated statement of operations.

8.	Share capital

(a) Authorized

The Company is authorized to issue an unlimited number of SVS without par value and an unlimited number of MVS without par value. Each MVS can be converted into SVS at a rate of one MVS to 10 SVS and carries 10 voting rights per MVS.

(b) Shares issued

Shares issued during the year ended July 31, 2024

On August 4, 2023 the Company issued 600,000 shares for the exercise of 600,000 share purchase warrants, at an exercise price of CAD$0.20 per share.

On August 22, 2023 the Company issued 416,667 shares for the exercise of 416,667 share purchase warrants, at an exercise price of CAD$0.20 per share.

On September 22, 2023 the Company issued 166,666 shares for the exercise of 166,666 share purchase warrants, at an exercise price of CAD$0.20 per share.

Shares issued during year ended July 31, 2023

On November 4, 2022, the Company closed the Transaction and issued 6,706,039 SVS to former shareholders of Devv Holdings and Finco for consideration of $2,960,920 (Note 4).

On May 10, 2023 the Company issued 1,170,000 shares for the exercise of 1,170,000 share purchase warrants, 1,000,000 of which were exercised at CAD$0.20 per share, and 170,000 of which were exercised at CAD$1.20, for total cash proceeds of CAD$404,000 ($301,984).

(c)  Share purchase warrants

The continuity of share purchase warrants is as follows:

	Number of warrants	Weighted Average Exercise price	Remaining life (Years)
Balance, July 31, 2022	7,959,376	CAD$0.70	1.80
Replacement Finco Warrants (Note 4)	2,997,975	CAD$1.20	1.27
Issued	85,000	CAD$2.00	1.92
Exercised	(1,170,000)	CAD$0.35	-
Balance, July 31, 2023	9,872,351	CAD$0.90	1.85
Exercised	(1,183,333)	CAD$0.20	-
Balance, July 31, 2024	8,689,018	CAD$1.00	0.67

As at July 31, 2024, the following share purchase warrants were outstanding:

Number of warrants outstanding	Exercise price	Expiry date
6,787,351	CAD$1.20	November 4, 2024
85,000	CAD$2.00	June 30, 2025
1,816,667	CAD$0.20	September 29, 2026
8,689,018

On May 1, 2023, the Company announced the implementation of a Warrant Exercise Incentive Program (the “Incentive Program”), to reduce the exercise price of warrants priced at CAD$1.50 per share to CAD$1.20 per share, (the “Eligible Warrants”).

Under the Incentive Program, the Company offered holders of Eligible Warrants the right to receive one new share purchase warrant (a “New Warrant”) for each two Eligible Warrants exercised between May 1, 2023 and June 30, 2023, and subsequently extended to August 30, 2023. Each New Warrant will entitle the holder to acquire one additional share of the Company at an exercise price of CAD$2.00 per share until June 30, 2025.

On May 10, 2023, 170,000 Eligible Warrants were exercised, and 85,000 New Warrants were subsequently issued. As part of the issuances, $37,379 was assigned to the value of the New Warrants using the relative fair value method.

The modification of warrants resulting from the Incentive Program resulted in $23,744 being recorded to share-based compensation from the modification of previously granted finder’s warrants.

(d) Options

The continuity of the Company’s stock options is as follows:

	Number of options	Weighted average exercise price
Outstanding, July 31, 2022	1,980,000	CAD$0.80
Granted	2,125,000	CAD$0.89
Outstanding, July 31, 2024 and 2023	4,105,000	CAD$0.85
Exercisable, July 31, 2023	693,750	CAD$0.81
Exercisable, July 31, 2024	2,190,250	CAD$0.85
As at July 31, 2024, the weighted average remaining contractual life of outstanding options is 7.09 years (July 31, 2023 – 8.09 years).

As at July 31, 2024, the following stock options were outstanding and exercisable:

Number of options outstanding	Exercise price	Expiry date	Number of options exercisable
175,000	CAD$0.80	January 17, 2028	131,250
550,000	CAD$1.11	May 15, 2028	245,000
50,000	CAD$1.18	June 26, 2028	25,000
1,500,000	CAD$0.80	January 17, 2032	825,000
360,000	CAD$0.80	March 1, 2032	198,000
60,000	CAD$0.80	March 14, 2032	33,000
60,000	CAD$0.80	April 13, 2032	33,000
500,000	CAD$0.80	October 12, 2032	275,000
850,000	CAD$0.80	February 6, 2033	425,000
4,105,000			2,190,250

Stock options issued during the year ended July 31, 2024

No stock options were issued during the year ended July 31, 2024.

Stock options issued during the year ended July 31, 2023

On October 19, 2022, the Company granted 500,000 options with an exercise price of CAD$0.80 and a grant date fair value of $212,144. 10% of the options vest upon the Company’s listing on a recognized stock exchange which occurred on January 17, 2023 (the “Listing Date”), and 15% of the options vest every six months thereafter.

On January 17, 2023, the Company granted 175,000 options with an exercise price of CAD$0.80 and a grant date fair value of $79,180. 25% of the options vest every six months from their date of grant.

On February 6, 2023, the Company granted 850,000 options with an exercise price of CAD$0.80 and a grant date fair value of $393,786. 25% of the options vest every six months from their date of grant.

On May 15, 2023, the Company granted 300,000 options with an exercise price of CAD$1.11 and a grant date fair value of $203,989. 10% of the options vest one month from their date of grant, and 15% vest every six months thereafter.

On May 15, 2023, the Company granted 250,000 options with an exercise price of CAD$1.11 and a grant date fair value of $169,991. 25% of the options vest every six months from their date of grant.

On June 26, 2023, the Company granted 50,000 options with an exercise price of CAD$1.18 and a grant date fair value of $41,026. 25% of the options vest every six months from their date of grant.

The fair value of stock options granted were estimated using the Black-Scholes Option Pricing Model with the following assumptions:

Assumptions
Risk-free interest rate	2.93% - 3.70%
Expected volatility	150%
Fair value of underlying share	CAD$0.60 - CAD$1.18
Exercise price	CAD$0.80 – CAD$1.18
Dividend yield	0%
Expected life (years)	5.00 - 10.00

Expected volatility was estimated by using the annualized historical volatility of publicly traded companies that the Company considers to be comparable. The expected option life represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on Canadian government bonds with a remaining term equal to the expected life of the options.

Share-based compensation – Options

Share-based payments relating to the vesting of options for the year ended July 31, 2024 was $692,740 (2023 - $778,742) and is recorded as salaries and wages on the consolidated statement of operations.

(e)  Restricted stock units (“RSUs”)

The continuity of the Company’s RSU’s is as follows:

Number of RSU’s
Outstanding, July 31, 2022 and 2023	6,780,000
Granted	1,163,572
Outstanding, July 31, 2024	7,943,572

RSUs issued during the year ended July 31, 2024

On July 30, 2024, the Company granted 1,163,572 RSUs to directors, officers, employees and consultants of the Company. Each vested RSU can be exchanged for one SVS of the Company for no additional consideration. The RSUs will vest as follows:
•	10% vest upon the 6-month anniversary of the grant date
•	15% vest every 6 months thereafter for a period of 36 months

No RSUs were granted during the year ended July 31, 2023.

As at July 31, 2024, the Company had 7,943,572 (2023 – 6,780,000) restricted stock units (“RSUs”) outstanding, of which 3,736,000 (2023 – 1,700,000) had vested. All vested RSU’s are to be settled by December 31st of the calendar year in which the RSUs vest.

As at July 31, 2024, the following RSUs were outstanding and vested:

Number of RSUs outstanding	Grant date	Number of RSUs Vested
60,000	November 30, 2021	40,000
2,500,000	December 24, 2021	1,375,000
120,000	March 1, 2022	66,000
4,100,000	March 14, 2022	2,255,000
1,163,572	July 30, 2024	-
7,943,572		3,736,000

As at July 31, 2023 the following RSUs were outstanding and vested:

Number of RSUs outstanding	Grant date	Number of RSUs vested
60,000	November 30, 2021	20,000
2,500,000	December 24, 2021	625,000
120,000	March 1, 2022	30,000
4,100,000	March 14, 2022	1,025,000
6,780,000		1,700,000

Stock-based compensation – RSU’s

Share-based payments relating to the vesting of RSUs for the year ended July 31, 2024 was $597,587 (2023 - $1,036,325) and is recorded as salaries and wages on the consolidated statement of operations.